Benefit Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Benefit Plans (Textuals) [Abstract]
Contribution to plan	$ 75,000,000
Employees retirement age for health care and life insurance benefits under unfunded defined benefit post-retirement plan	55
Employees vesting service under defined benefit post-retirement plan, minimum	10 years
Life insurance coverage, maximum	50,000
Defined Benefit Plan, Accumulated Benefit Obligation	775,200,000	651,300,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Asset
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	150,200,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	141,600,000
Defined Benefit Plan Expenses	1,100,000	800,000	1,000,000
Estimated Net Periodic Pension Cost In Next Fiscal Year	42,700,000
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities	35,400,000	26,900,000
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Transition Asset (Obligation)	0
Defined Benefit Plan Future Amortization Of Prior Service Cost Credit	7,100,000
Defined Benefit Plan Future Amortization Of Gain Loss	38,500,000
Average duration of plan assets investment in bonds, years	12 years 0 months
Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year	2,800,000
Base pay contributed to the plan	up to first 3% up to first 4%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of One Percentage Point Increase on Service and Interest Cost Components	10,000
Effect of One Percentage Point Decrease on Service and Interest Cost Components	10,000
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	10,000
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	20,000
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2028
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	These rates are assumed to decrease gradually
Estimated Net Periodic Post Retirement Benefit Cost In Next Fiscal Year	0
Estimated Life Of Benefit Obligations	14 years
Fair value of plan assets, Percentage	100.00%	100.00%
Pension Benefits [Member]
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Curtailments	(34,613,000)	0	0
Post Retirement Benefits [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year	3,100,000
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Curtailments	$ 0	$ 0	$ 0
Post 65 [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.20%
Equity Securities [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	55.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	20.00%
Defined Benefit Plan, Target Plan Assets Allocation Range Maximum	50.00%
Covered Bonds [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	44.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	50.00%
Defined Benefit Plan, Target Plan Assets Allocation Range Maximum	80.00%
Covered Bonds [Member] | Pre 65 [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.70%
Cash and Cash Equivalents [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%